Commitments and Contingencies - Schedule of Lease Expense (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies - Schedule of Lease Expense (Details) [Line Items]
Office and Plane Leases		$ 2,243,971
Less accumulated amortization		(610,764)
Right-of-use asset, net		1,633,207
Office and Plane Leases		1,822,053
Less: current portion		(547,439)
Long term portion		1,274,614
Operating lease cost		488,047
Total lease cost		488,047
Operating lease payments		$ 323,292
Weighted average remaining lease term (in years):		6 years 3 months
Weighted average discount rate:		12.50%